BRIGHTHOUSE LIFE INSURANCE COMPANY

Brighthouse Separate Account A

Brighthouse Variable Annuity Account C

Supplement dated October 2, 2023 to the Updating Summary Prospectuses for the variable annuity contracts listed below

This supplement describes a change to the variable annuity contracts listed below issued by Brighthouse Life Insurance Company (“we” or “us”).

Annuity Service Center Contact Information Change

Effective October 16, 2023, the contact information for the Annuity Service Center will change. Please use the contact information listed below.

Death Claims	Brighthouse Life Insurance Company P.O. Box 4330 Clinton, IA 52733-4330 Fax: 877-245-8163

Annuity Payments/Income • Requests to receive regular income payments (referred to as Annuity Payments)	Brighthouse Life Insurance Company P.O. Box 4365 Clinton, IA 52733-4365 Telephone: 800-882-1292 Fax: 877-246-8424

• Death Claims for Contracts receiving Annuity Payments	Brighthouse Life Insurance Company P.O. Box 4364 Clinton, IA 52733-4364 Telephone: 800-882-1292 Fax: 877-245-8163

• General requests and elections for Contracts receiving Annuity Payments	Brighthouse Life Insurance Company P.O. Box 4363 Clinton, IA 52733-4363 Telephone: 800-882-1292 Fax: 877-246-8424

All other requests and elections, including subsequent Purchase Payments, and general inquiries	Brighthouse Life Insurance Company P.O. Box 4301 Clinton, IA 52733-4301 Telephone: 888-243-1932 Fax: 877-246-8424

A5 (nonselling VAs SA A_USP)

CS52S1/CS5SR1

We will continue to accept requests and elections at the old address until close of the New York Stock Exchange on December 15, 2023. After this date, requests and elections, (including payments) sent to an address other than the ones provided above, may be returned or there may be a delay in processing requests or applying payments.

This change does not affect any of your contractual provisions. All rights and benefits you have with your contract remain the same.

Supplement to the Updating Summary Prospectus for the following variable annuity contracts:

Brighthouse Separate Account A

Marquis Portfolios (offered between November 7, 2005 and April 30, 2012)	Series L-4 (offered between October 7, 2011 and April 28, 2013)

PrimElite III	Series VA (offered between March 22, 2001 and October 7, 2011)

PrimElite IV	Series VA (offered between October 7, 2011 and May 1, 2016)

Series C (offered between September 4, 2001 and October 7, 2011)	Series XC

Series L (offered between November 22, 2004 and October 7, 2011)	Series XTRA

Series L-4 (offered between November 22, 2004 and October 7, 2011)

Brighthouse Variable Annuity Account C

Class A	Class L-4 Year

Class AA	Class VA

Class B	Class XC

Class L	COVA VA; Firstar Summit VA; Premier Advisor VA; Destiny Select VA; Prevail VA

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE